                                    BROWN -
                                    BROTHERS
                                    HARRIMAN

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2002


                       BBH BROAD MARKET FIXED INCOME FUND

BBH BROAD MARKET FIXED INCOME FUND
-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2002 (unaudited)

ASSETS:
   Investment in BBH Broad Market Fixed Income Portfolio (the "Portfolio"), at value   $ 75,930,722
   Receivables for:
      Capital stock sold                                                                  2,055,100
                                                                                       ------------
        TOTAL ASSETS                                                                     77,985,822
                                                                                       ------------

LIABILITIES:
   Payables for:
      Dividends                                                                             380,617
      Administrative fees                                                                     2,785
                                                                                       ------------
        TOTAL LIABILITIES                                                                   383,402
                                                                                       ------------

NET ASSETS                                                                             $ 77,602,420
                                                                                       ============

Net Assets Consist of:
   Paid-in capital                                                                     $ 77,555,244
   Distributions in excess of net investment income                                          (5,621)
   Accumulated net realized gain on investments, futures contracts and swap
      agreements                                                                            175,576
   Net unrealized depreciation on investments, futures contracts and swap
      agreements                                                                           (122,779)
                                                                                       ------------

Net Assets                                                                             $ 77,602,420
                                                                                       ============

NET ASSET VALUE AND OFFERING PRICE PER SHARE
   ($77,602,420 DIVIDED BY 7,607,433 shares)                                                 $10.20
                                                                                             ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the six months ended April 30, 2002 (unaudited)

NET INVESTMENT INCOME:
   NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
      Interest and other income                                                $ 2,150,727
      Expenses                                                                    (130,380)
                                                                               -----------
        NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO                           2,020,347
                                                                               -----------

   FUND EXPENSES:
      Administrative fees                                                           24,302
      Expense payment fee                                                           24,211
                                                                               -----------
        TOTAL EXPENSES                                                              48,513
                                                                               -----------
   NET INVESTMENT INCOME                                                         1,971,834
                                                                               -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM PORTFOLIO:
   Net realized gain (loss) on investments, futures contracts and swap
      agreements                                                                  (349,982)
   Net change in unrealized appreciation (depreciation) on investments, futures
      contacts and swap agreements                                                (982,966)
                                                                               -----------
        NET REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM PORTFOLIO        (1,332,948)
                                                                               ===========
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $   638,886
                                                                               ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL STATEMENT APRIL 30, 2002

STATEMENT OF CHANGES IN NET ASSETS

                                                                                  FOR THE PERIOD FROM
                                                                  FOR THE SIX      DECEMBER 22, 2000
                                                                  MONTHS ENDED     (COMMENCEMENT OF
                                                                 APRIL 30, 2002     OPERATIONS) TO
                                                                   (UNAUDITED)     OCTOBER 31, 2001
                                                                 --------------    ----------------
INCREASE IN NET ASSETS:
   Operations:
      Net investment income allocated from Portfolio               $  1,971,834    $    840,124
      Net realized gain (loss) on investments, futures contracts
        and swap agreements allocated from Portfolio                   (349,982)        513,589
      Net change in unrealized appreciation (depreciation) on
        investments, futures contracts and swap agreements
        allocated from Portfolio                                       (982,966)        860,187
                                                                   ------------    ------------
           Net increase in net assets resulting from operations         638,886       2,213,900
                                                                   ------------    ------------

   Dividends declared:
      From net investment income                                     (1,971,834)       (840,124)
      In excess of net investment income                                 (5,621)       (135,884)
                                                                   ------------    ------------
        Total dividends and distributions declared                   (1,977,455)       (976,008)
                                                                   ------------    ------------

   Capital transactions:
      Net proceeds from sales of capital stock                       26,781,234      59,464,083
      Net asset value of capital stock issued to shareholders
        in reinvestment of dividends and distributions                  189,615         120,648
      Net cost of capital stock redeemed                             (5,001,901)     (3,850,582)
                                                                   ------------    ------------
        Net increase in net assets resulting from capital
        transactions                                                 21,968,948      55,734,149
                                                                   ------------    ------------
           Total increase in net assets                              20,630,379      56,972,041

NET ASSETS:
      Beginning of period                                            56,972,041               -
                                                                   ------------    ------------
      END OF PERIOD (including distributions in excess of net
        income of $5,621 at April 30, 2002)                        $ 77,602,420    $ 56,972,041
                                                                   ============    ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each period

                                                                                   FOR THE PERIOD FROM
                                                                 FOR THE SIX        DECEMBER 22, 2000
                                                                 MONTHS ENDED        (COMMENCEMENT OF
                                                                APRIL 30, 2002        OPERATIONS) TO
                                                                  (UNAUDITED)        OCTOBER 31, 2001
                                                               --------------      ------------------
Net asset value, beginning of period                               $ 10.43              $ 10.00
Income from investment operations:
   Net investment income allocated from Portfolio                     0.30                 0.43
   Net realized and unrealized gain (loss) allocated
      from Portfolio                                                 (0.23)                0.46

Less dividends and distributions:
   From net investment income                                        (0.30)               (0.43)
   In excess of net investment income                                 0.00(1)             (0.03)
                                                                 ---------            ---------
Net asset value, end of period                                    $  10.20             $  10.43
                                                                  ========            =========

Total return                                                          0.61%                9.01%

Ratios/Supplemental data:
   Net assets, end of period (000's omitted)                       $77,602              $56,972
   Expenses as a percentage of average net assets(2,3)                0.55%                0.55%
   Ratio of net investment income to average net assets(2)            6.09%                4.99%
   Portfolio turnover rate(4)                                          377%(2)              413%

------------------
(1)  Less than $0.01 per share.

(2)  Annualized.

(3) Had the expense payment agreement not been in place, the ratio of expenses to average net assets and would have been as follows:

                                                      0.81%(2)   0.74%(2)

(4) The portfolio turnover rate is that of the Portfolio in which the Fund invests.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL STATEMENT APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS
April 30, 2002 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. BBH Broad Market Fixed Income Fund, formerly The 59 Wall Street Broad Market Fixed Income Fund, (the "Fund") is a separate diversified series of BBH Fund, Inc., formerly The 59 Wall Street Fund , Inc., (the "Corporation") which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on December 22, 2000.

   The Fund invests all of its investable assets in the BBH Broad Market Fixed Income Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 30% at April 30, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in connection with the Fund's financial statements.

   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

     A. VALUATION OF INVESTMENTS. The Fund records its investment in the Portfolio at fair value. Valuation of investments by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

     B. INVESTMENT INCOME AND EXPENSES. The Fund records its share of income, expenses, realized and unrealized gain and loss each day. In addition, the Fund accrues its own expenses.

     C. FEDERAL INCOME TAXES. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the internal Revenue Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax timing differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards. These timing differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified in the statement of assets and liabilities based upon their tax reclassification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

     D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends to shareholders from net investment income are paid monthly and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are paid annually and are recorded on the ex-dividend date.

2. TRANSACTIONS WITH AFFILIATES.

   ADMINISTRATIVE FEES. The Corporation has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which BBHTC receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.075% of the Fund's average daily net assets. BBHTC has a sub-administration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to BBHTC. For the six months ended April 30, 2002, the Fund incurred $24,302 for administrative services.

   SHAREHOLDER SERVICING/ ELIGIBLE INSTITUTION AGREEMENT. The Corporation has a shareholder servicing agreement and an eligible institution agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.05% of the Fund's average daily net assets.

   ACCOUNTING FEES. The Fund has an accounting agreement with BBH for which BBH receives a fee calculated and paid monthly.

   EXPENSE PAYMENT FEE. 59 Wall Street Administrators, Inc. pays certain expenses of the Fund and receives a fee from the Fund, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 0.55% of the Fund's average daily net assets. For the six months ended April 30, 2002, 59 Wall Street Administrators, Inc. incurred $121,647 in expenses, including shareholder servicing/eligible institution fees of $16,201 and accounting fees of $4,000, on behalf of the Fund.

3. INVESTMENT TRANSACTIONS. Investment transactions of the portfolio are discussed in Note 3 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

4. CAPITAL STOCK. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 25,000,000 shares have been classified as shares of the Fund. Transactions in shares of capital stock were as follows:

                                                                                 FOR THE PERIOD FROM
                                                                   FOR THE SIX    DECEMBER 22, 2000
                                                                  MONTHS ENDED   (COMMENCEMENT OF
                                                                 APRIL 30, 2002    OPERATIONS) TO
                                                                   (UNAUDITED)    OCTOBER 31, 2001
                                                                 --------------  -----------------
Capital stock sold                                                   2,619,817       5,824,771
Capital stock issued in connection with reinvestment of dividends       18,630          11,793
Capital stock redeemed                                                (490,742)       (376,836)
                                                                     ---------      -----------
Net increase                                                         2,147,705       5,459,728
                                                                     =========      ===========

5. FEDERAL INCOME TAX STATUS. At October 31, 2001, the Fund, for federal income tax purposes, had a capital loss carryforward of $115,464, which may be applied against any net taxable realized gain of each succeeding year until the earlier of its utilization or expiration on October 31, 2009.

FINANCIAL STATEMENT APRIL 30, 2002

PORTFOLIO OF INVESTMENTS
April 30, 2002 (unaudited)

   PRINCIPAL                                                   MATURITY    INTEREST
    AMOUNT                                                       DATE        RATE         VALUE
    ------                                                       ----        ----         -----
                ASSET BACKED SECURITIES (15.7%)
$ 3,157,000    Americredit Automobile Receivables Trust         02/05/05     7.050%  $   3,239,290
  4,000,000    California Infrastructure                        09/25/05     6.280       4,114,210
  3,535,000    California Infrastructure                        09/25/08     6.310       3,709,417
  5,000,000    Capital One Auto Finance Trust                   09/15/05     4.830       5,105,467
  1,445,000    Connecticut RRB Special Purpose Trust            03/30/09     5.730       1,498,303
  1,000,000    Detroit Edison Securitization Funding LLC        03/01/13     6.190       1,034,979
  4,532,000    MBNA Master Credit Card Trust                    02/15/12     7.000       4,925,793
  3,710,094    Morgan Stanley Capital I                         11/15/31     5.910       3,830,884
  3,000,000    Morgan Stanley Capital I                         12/15/31     6.710       3,174,613
  1,575,000    Public Service New Hampshire Funding LLC         05/01/15     6.480       1,648,001
  2,400,000    Standard Credit Card Trust                       01/07/07     8.250       2,647,228
  3,875,000    West Penn Funding LLC                            12/25/08     6.980       4,207,823
                                                                                      ------------
               TOTAL ASSET BACKED SECURITIES                                            39,136,008
                                                                                      ------------

               COLLATERALIZED MORTGAGE BACKED SECURITY (1.2%)
  2,700,000    Salomon Brothers Mortgage Securities             12/18/09     7.520       2,948,450
                                                                                      ------------

               CORPORATE BONDS (53.4%)
    500,000    Abbey National, Plc.                             10/26/29     7.950         564,482
  2,750,000    ABN Amro Bank (Chicago)                          05/31/05     7.250       2,984,138
    155,000    Abraxas Petroleum Corp.                          11/01/04    11.500         117,800
    610,000    ACE, Ltd.                                        04/01/07     6.000         618,550
     66,000    Actuant Corp.                                    05/01/09    13.000          75,323
    300,000    Adelphia Communications Corp.                    03/01/07     9.875         249,375
     12,000    Advanstar Communications, Inc.                   02/15/11    12.000          10,815
    333,000    AES Corp.                                        11/01/07     8.500         226,440
     36,000    AKI, Inc.                                        07/01/08    10.500          34,020
  1,325,000    Alcoa, Inc.                                      08/01/10     7.375       1,436,439
    300,000    Alderwoods Group                                 01/02/07    11.000         301,125
    580,000    Allegheny Energy, Inc.(1)                        04/15/12     8.250         597,993
    153,000    Alliance Gaming Corp.                            08/01/07    10.000         161,415
    102,000    Alliance Imaging                                 04/15/11    10.375         108,885
    765,000    Alliant Energy Corp.                             12/01/11     7.000         727,297
    200,000    Allied Waste North America                       08/01/09    10.000         205,500

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   PRINCIPAL                                                   MATURITY    INTEREST
    AMOUNT                                                       DATE        RATE         VALUE
    ------                                                       ----        ----         -----
               CORPORATE BONDS (CONTINUED)
$ 2,340,000    Allstate Corp.                                   05/01/05     7.875%  $   2,560,854
    146,000    AMC Entertainment, Inc.                          03/15/09     9.500         146,730
  1,000,000    Amerada Hess Corp.                               10/01/29     7.875       1,078,736
    100,000    American Achievement Corp.(1)                    01/01/07    11.625         105,625
  2,090,000    American Home Products Corp.                     03/15/11     6.700       2,175,517
    300,000    American Media Operations, Inc.(1)               05/01/09    10.250         313,875
  1,210,000    AOL Time Warner, Inc.                            04/15/06     6.125       1,184,577
  1,200,000    Apache Corp.                                     07/01/19     7.625       1,304,999
    675,000    Archer Daniels-Midland Co.                       02/01/31     7.000         691,413
    300,000    Aurora Foods, Inc.                               02/15/07     9.875         300,375
    750,000    Avnet, Inc.                                      11/15/06     8.000         759,225
  1,700,000    AXA Financial, Inc.                              08/01/10     7.750       1,863,351
    475,000    Baker Hughes, Inc.                               01/15/29     6.875         476,920
  2,280,000    Bank of America Corp.                            10/15/06     4.750       2,249,879
    300,000    Be Aerospace                                     11/01/08     9.500         294,000
    100,000    Be Aerospace Series B                            05/01/11     8.875          95,000
  4,350,000    Beneficial Corp.                                 02/18/13     6.250       4,438,305
  2,000,000    Boeing Capital Corp.                             09/27/10     7.375       2,150,238
  2,170,000    Boston Scientific Corp.                          03/15/05     6.625       2,228,091
    166,000    Buckeye Technologies, Inc.                       12/15/05     8.500         151,060
    102,000    Buhrmann US, Inc.                                11/01/09    12.250         110,160
    207,000    Building One Services Corp.                      05/01/09    10.500         139,725
    485,000    Burlington Resources                             03/01/29     7.375         479,700
    666,700    Calpine Canada Holdings, Ltd.                    05/01/08     8.500         570,029
    102,000    Canandaigua Wine Co., Inc.                       08/01/06     8.625         107,610
     51,000    Canwest Media, Inc.                              05/15/11    10.625          55,208
    555,000    Capital One Bank                                 07/30/04     6.500         561,480
    485,000    Caterpillar, Inc.                                07/15/28     6.625         480,704
     25,000    CB Browning Ferris                               09/15/35     7.400          19,654
    635,000    Centex Corp.                                     02/01/11     7.875         668,100
    420,000    Charter Communications Holdings LLC(2)           01/15/11     -             262,500
    850,000    Clear Channel Communications, Inc.               11/01/06     6.000         826,603
    860,000    Coastal Corp.                                    06/15/10     7.750         888,963
    480,000    Coca-Cola Co.                                    09/15/28     6.750         477,866

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL STATEMENT APRIL 30, 2002

   PRINCIPAL                                                   MATURITY    INTEREST
    AMOUNT                                                       DATE        RATE         VALUE
    ------                                                       ----        ----         -----
               CORPORATE BONDS (CONTINUED)
$   200,000    Coinmach Corp.(1)                                02/01/10     9.000%  $     205,000
    100,000    Collins & Aikman Floorcoverings, Inc.(1)         02/15/10     9.750         104,750
    200,000    Computer Associates International, Inc.          04/15/05     6.375         185,027
    990,000    Computer Science Corp.                           06/15/11     7.375       1,044,872
    150,000    Conseco, Inc.                                    10/15/02     8.500         141,750
    710,000    Constellation Energy Group                       04/01/07     6.350         720,248
     58,000    Corus Entertainment, Inc.(1)                     03/01/12     8.750          60,175
  3,730,000    Countrywide Home Loans, Inc.                     06/15/04     5.250       3,796,148
    100,000    Coventry Health Care, Inc.                       02/15/12     8.125         103,000
  3,930,000    Credit Suisse FB USA, Inc.                       08/01/06     5.875       3,996,912
  3,000,000    DaimlerChrysler NA Holdings                      05/15/06     6.400       3,064,500
  5,400,000    DGZ Bank                                         07/31/31     6.500       5,541,395
    680,000    Dial Corp.                                       08/15/06     7.000         698,599
     40,000    Dimon, Inc.                                      10/15/11     9.625          42,200
  1,980,000    DOW Chemical                                     02/01/11     6.125       1,933,712
    710,000    Duke Energy Field Services                       08/16/10     7.875         752,885
    102,000    Dyncorp, Inc.                                    03/01/07     9.500         105,060
    300,000    Elizabeth Arden, Inc.                            02/01/11    11.750         303,000
    102,000    Finlay Enterprises, Inc.                         05/01/08     9.000          95,880
    100,000    Fleming Co., Inc.                                03/15/09     5.250          99,875
    300,000    Fleming Co., Inc.(1)                             05/01/12     9.875         298,875
  7,980,000    Ford Motor Credit Co.                            02/01/06     6.875       8,083,868
  1,250,000    Gannett Co., Inc.                                04/01/07     5.500       1,256,325
  4,000,000    General Motors Acceptance Corp.                  06/17/04     6.850       4,159,756
     58,000    Graphic Packaging Corp.(1)                       02/15/12     8.625          60,755
    630,000    Harman International Industries, Inc.(1)         02/15/07     7.125         623,638
    392,000    HCA Healthcare, Inc.                             02/01/11     7.875         416,907
  4,980,000    Hewlett-Packard Co.                              06/15/05     7.150       5,230,628
    250,000    HMH Properties LLC                               08/01/05     7.875         249,375
    150,000    Hockey Co.(1)                                    04/15/09    11.250         153,000
  1,413,000    Honeywell International, Inc.                    10/03/05     6.875       1,490,985
  3,300,000    Household Finance Corp.                          05/15/06     7.250       3,439,349
    250,000    IMC Global, Inc.                                 06/01/11    11.250         280,000
    500,000    International Business Machines                  01/15/28     6.500         483,089
    112,000    Interpool, Inc.                                  03/01/03     6.625         110,880

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   PRINCIPAL                                                   MATURITY    INTEREST
    AMOUNT                                                       DATE        RATE         VALUE
    ------                                                       ----        ----         -----
               CORPORATE BONDS (CONTINUED)
$    55,000    James Cable Partners, LP                         08/15/04    10.750% $       37,950
    102,000    Jostens, Inc.                                    05/01/10    12.750         114,240
    102,000    Kansas Gas & Electric                            03/29/16     8.290          86,624
  2,020,000    Key Bank NA                                      02/01/11     7.000       2,084,181
  1,780,000    Keyspan Corp.                                    11/15/10     7.625       1,940,780
    204,000    La Quinta Inns                                   03/15/04     7.250         201,960
  1,550,000    Lasmo (USA), Inc.                                06/30/06     7.500       1,675,073
    300,000    Lear Corp.                                       05/15/09     8.110         312,375
  4,015,000    Lehman Brothers Holdings                         02/05/06     6.625       4,195,354
  2,058,000    Lowe's Co., Inc.                                 06/01/10     8.250       2,341,883
  1,170,000    Masco Corp.                                      05/03/04     6.000       1,203,895
    510,000    May Department Stores Co.                        05/15/29     8.750         613,350
    250,000    Mediacom Broadband LLC                           07/15/13    11.000         266,875
    102,000    Michael Foods, Inc.                              04/01/11    11.750         112,200
    100,000    Mikohn Gaming Corp.                              08/15/08    11.875          98,500
    250,000    Mirant Americas LLC                              05/01/31     9.125         220,000
  1,450,000    Mohawk Industries, Inc.(1)                       04/15/07     6.500       1,479,101
    100,000    Mohegan Tribal Gaming Authority(1)               04/01/12     8.000         100,375
  2,000,000    Morgan Stanley Dean Witter                       01/20/04     5.625       2,065,530
    680,000    Murphy Oil Corp.                                 05/01/29     7.050         676,127
    102,000    Nexstar Finance LLC/Inc.                         04/01/08    12.000         113,220
    115,000    Offshore Logistics, Inc.                         01/15/08     7.875         109,825
    200,000    Orion Power Holdings, Inc.                       05/01/10    12.000         229,000
    102,000    Pantry, Inc.                                     10/15/07    10.250          89,760
    350,000    Park Place Entertainment Corp.                   09/15/08     8.875         371,000
  3,500,000    Peco Energy Transition Trust                     12/31/10     6.520       3,687,358
    416,000    Pegasus Satellite(2)                             03/01/07     -             174,720
    300,000    Pennzoil-Quaker State Co.(1)                     11/01/08    10.000         350,625
    520,000    Pepsi Bottling Group, Inc.                       03/01/29     7.000         545,653
    250,000    PG&E National Energy Group                       05/16/11    10.375         261,250
    750,000    PPL Energy Supply LLC                            11/01/11     6.400         702,247
    200,000    Price Communications Wireless (PCW)              12/15/06     9.125         209,000
    392,000    Pride Petroleum Services, Inc.                   05/01/07     9.375         410,130
    153,000    Quebecor Media, Inc.(2)                          07/15/11         -         102,319
    790,000    Qwest Communications International, Inc.         11/01/08     7.500         584,600

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL STATEMENT APRIL 30, 2002

   PRINCIPAL                                                   MATURITY    INTEREST
    AMOUNT                                                       DATE        RATE         VALUE
    ------                                                       ----        ----         -----
               CORPORATE BONDS (CONTINUED)
$   300,000    Radiologix, Inc.(1)                              12/15/08    10.500% $      307,500
    100,000    Regal Cinemas, Inc.(1)                           02/01/12     9.375         103,750
    300,000    Rent-A-Center, Inc.                              08/15/08    11.000         321,000
    100,000    RFS Partnership LP(1)                            03/01/12     9.750         104,000
    102,000    Riverwood International Corp.                    04/01/08    10.875         106,335
    200,000    Rotech Healthcare, Inc.(1)                       04/01/12     9.500         209,000
    300,000    Royal Caribbean Cruises, Ltd.                    10/15/07     7.000         277,500
    300,000    Salton, Inc.                                     04/15/08    12.250         316,500
    127,000    Samsonite Corp.                                  06/15/08    10.750         101,600
    300,000    SBA Communications Corp.                         02/01/09    10.250         216,000
    204,000    Sbarro, Inc.                                     09/15/09    11.000         209,610
    385,000    SC International Services, Inc.                  09/01/07     9.250         358,050
  1,790,000    Sears Roebuck Acceptance                         02/01/11     7.000       1,843,560
    166,000    Senior Housing Properties Trust                  01/15/12     8.625         171,810
    392,000    Service Corp. International                      06/01/06     7.200         360,640
  1,500,000    Sprint Capital Corp.                             01/30/11     7.625       1,412,280
    480,000    St. Paul Companies, Inc.                         03/15/07     5.750         485,301
  1,400,000    Torchmark Corp.                                  12/15/06     6.250       1,417,270
    870,000    Toys "R" Us, Inc.                                08/01/11     7.625         809,398
    230,000    Tri-Union Development Corp.                      06/01/06    12.500         196,362
    200,000    TSI Telecommunications Services, Inc.(1)         02/01/09    12.750         194,000
    690,000    Tyson Foods, Inc.(1)                             10/01/04     6.625         710,862
    100,000    United Auto Group, Inc.(1)                       03/15/12     9.625         104,250
    300,000    United Rentals, Inc.                             01/15/09     9.250         307,500
    990,000    US Bank of North America (Minnesota)             04/01/06     6.875       1,038,253
    300,000    Ventas Realty Corp.(1)                           05/01/09     8.750         305,250
  1,010,000    Virginia Electric & Power                        03/31/06     5.750       1,020,624
  3,600,000    Wachovia Corp.                                   11/01/06     4.950       3,567,755
    102,000    Weight Watchers International, Inc.              10/01/09    13.000         118,958
    200,000    William Carter Co.                               08/15/11    10.875         214,500
      8,000    WMX Technologies, Inc.                           01/24/05     2.000           6,900
    925,000    Worldcom, Inc.                                   05/15/06     8.000         453,250
                                                                                      ------------
               TOTAL CORPORATE BONDS                                                   133,105,735
                                                                                      ------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

    SHARES
 OR PRINCIPAL                                                   MATURITY    INTEREST
    AMOUNT                                                       DATE        RATE         VALUE
    ------                                                       ----        ----         -----
               GOVERNMENT AGENCY (35.4%)
$ 2,997,500    Federal Home Loan Mortgage Corp.                 08/15/24     6.500%    $ 3,074,375
  2,976,667    Federal Home Loan Mortgage Corp.                 10/01/31     6.500       3,017,872
  7,500,000    Federal National Mortgage Assoc.                 04/01/16     6.500       7,729,687
  9,415,219    Federal National Mortgage Assoc.                 11/01/16     6.000       9,545,997
  1,615,094    Federal National Mortgage Assoc.                 03/01/17     6.500       1,664,859
 12,320,000    Federal National Mortgage Assoc.                 03/16/27     7.000      12,712,700
 15,470,000    Federal National Mortgage Assoc.                 02/01/29     6.500      15,658,541
  7,963,983    Federal National Mortgage Assoc.                 12/01/31     7.000       8,222,619
  4,972,850    Federal National Mortgage Assoc.                 12/01/31     6.000       4,917,944
  6,707,249    Government National Mortgage Assoc.              03/15/31     6.500       6,804,492
  7,580,156    Government National Mortgage Assoc.              08/15/31     7.000       7,835,027
  1,004,577    U.S. Treasury Notes (TIPS)+                      07/15/02     3.625       1,019,802
  2,500,000    U.S. Treasury Notes                              02/15/12     4.875       2,458,202
 15,000,000    U.S. Treasury Strip(2,3)                         11/15/26     5.960       3,541,380
                                                                                      ------------
               TOTAL GOVERNMENT AGENCY                                                  88,203,497
                                                                                      ------------

               SOVEREIGN GOVERNMENT (3.8%)
 15,000,000    Government of Canada                             06/01/04     3.500       9,435,160
                                                                                      ------------

               WARRANTS, COMMON STOCK AND PREFERRED STOCK (0.0%)
        102    Jostens, Inc. (Warrants)(2)                                                   2,040
        100    Mikohn Gaming Corp. (Warrants)(2)                                               500
         29    TNP Enterprises, Inc. (Preferred Stock)(2)                                   29,326
         24    TNP Enterprises, Inc. (Warrants)(2)                                             720
                                                                                      ------------
               Total Warrants, Common Stock and Preferred Stock                             32,586
                                                                                      ------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL STATEMENT APRIL 30, 2002

   PRINCIPAL                                                   MATURITY    INTEREST
    AMOUNT                                                       DATE        RATE         VALUE
    ------                                                       ----        ----         -----
               REPURCHASE AGREEMENT (1.8%)
$ 4,600,000    Greenwich Capital Markets (Agreement dated
               04/30/02 collateralized by $4,600,000 Treasury
               Notes 11.625%, due 11/15/04; $4,600,224 to be
               received upon maturity)
               (Identified cost $4,600,000)                     05/01/02     1.750%    $ 4,600,000
                                                                                      ------------

TOTAL INVESTMENTS, (IDENTIFIED COST $274,926,884) (a)                        111.3%  $277,461,436
LIABILITIES IN EXCESS OF OTHER ASSETS                                        (11.3)   (28,119,250)
                                                                             -----   ------------
NET ASSETS                                                                   100.0%  $249,342,186
                                                                             =====   ============

(1)  144A security.

(2)  Non-income producing security.

(3)  Rate shown is the yield to maturity at the time of purchase.

+    Security held as collateral on futures contracts.

(a) The aggregate cost for federal income tax purposes is $274,926,884, the aggregate gross unrealized appreciation is $4,258,431 and the aggregate gross unrealized depreciation is $1,723,879, resulting in net unrealized appreciation of $2,534,552.

    (TIPS) - Treasury Inflation Protected Security.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2002 (unaudited)

ASSETS:
      Investments in securities, at value (identified cost $274,926,884)             $277,461,436
      Cash                                                                                163,340
      Segregated cash                                                                   1,052,473
      Receivables for:
        Investments sold                                                                8,550,709
        Forward commitments                                                             7,924,489
        Interest                                                                        3,233,149
        Contributions                                                                   1,400,034
        Unrealized appreciation on swap agreements                                        209,166
        Variation margin on futures contracts                                              44,820
                                                                                     ------------
           TOTAL ASSETS                                                               300,039,616
                                                                                     ------------

LIABILITIES:
      Payables for:
        Investments purchased                                                          28,246,463
        Forward commitments                                                            22,312,339
        Withdrawals                                                                        63,553
        Expense payment fee                                                                56,432
        Unrealized depreciation on forward foreign exchange currency contracts             11,575
        Administrative fees                                                                 7,068
                                                                                     ------------
           TOTAL LIABILITIES                                                           50,697,430
                                                                                     ------------

NET ASSETS                                                                           $249,342,186
                                                                                     ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL STATEMENT APRIL 30, 2002

STATEMENT OF OPERATIONS
For the six months ended April 30, 2002 (unaudited)

NET INVESTMENT INCOME:
   INCOME:
      Interest                                                                       $  8,170,092
      Swap agreement                                                                    1,004,947
                                                                                     ------------
        INCOME                                                                          9,175,039
                                                                                     ------------

   EXPENSES:
      Expense payment fee                                                                 506,865
      Administrative fees                                                                  48,603
                                                                                     ------------
        TOTAL EXPENSES                                                                    555,468
                                                                                     ------------
   NET INVESTMENT INCOME                                                                8,619,571
                                                                                     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments, futures contracts and swap agreement       (1,100,756)
   Net change in unrealized appreciation (depreciation) on investments, futures
      contracts and swap agreements                                                   (6,145,502)
                                                                                     ------------
        NET REALIZED AND UNREALIZED GAIN (LOSS)                                       (7,246,258)
                                                                                     ------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                              $  1,373,313
                                                                                     ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

                                                                   FOR THE SIX
                                                                   MONTHS ENDED        FOR THE
                                                                  APRIL 30, 2002      YEAR ENDED
                                                                    (UNAUDITED)    OCTOBER 31, 2001
                                                                  --------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
   Operations:
      Net investment income                                        $   8,619,571     $  9,083,229
      Net realized gain (loss) on investments, futures
        contracts and swap agreements                                 (1,100,756)       2,422,059
      Net change in unrealized appreciation (depreciation)
        on investments, futures contracts and swap agreements         (6,145,502)       8,162,597
                                                                   -------------     ------------
      Net increase in net assets resulting from operations.            1,373,313       19,667,885
                                                                   -------------     ------------

   Capital transactions:
      Proceeds from contributions                                     33,443,544      227,470,714
      Fair value of withdrawals                                      (68,521,118)     (60,254,827)
                                                                   -------------     ------------
      Net increase (decrease) in net assets resulting
        from capital transactions                                    (35,077,574)     167,215,887
                                                                   -------------     ------------
        Total increase (decrease) in net assets                      (33,704,261)     186,883,772

NET ASSETS:
      Beginning of year                                              283,046,447       96,162,675
                                                                   -------------     ------------
      END OF PERIOD                                                 $249,342,186     $283,046,447
                                                                   =============     ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL STATEMENT APRIL 30, 2002

FINANCIAL HIGHLIGHTS

                                                                                                      FOR THE PERIOD FROM
                                                                   FOR THE SIX                           JULY 20, 2000
                                                                  MONTHS ENDED         FOR THE         (COMMENCEMENT OF
                                                                 APRIL 30, 2002      YEAR ENDED         OPERATIONS) TO
                                                                   (UNAUDITED)    OCTOBER 31, 2001     OCTOBER 31, 2000
                                                                 --------------   ----------------   --------------------
Ratios/ Supplemental Data:
   Total Return                                                          0.72%           13.21%             2.68%
   Net assets, end of period (000's omitted)                         $249,342         $283,046           $96,163

Expenses as a percentage of average net assets:
   Expenses as a percentage of average net assets(1)                     0.40%(2)         0.40%             0.40%(2)
   Ratio of net investment income to average net assets                  6.20%(2)         5.87%             6.19%(2)
   Portfolio turnover rate                                                377%(2)          413%              209%

-------------------
(1)  Had the expense payment agreement not been in place, the ratio of expenses to average net assets would have been as follows:
      Ratio of expenses to average net assets                           0.43%(2)         0.52%             0.57%(2)

(2)  Annualized.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
April 30, 2002 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. BBH Broad Market Fixed Income Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which was organized as a trust under the laws of the State of New York on August 15, 1994. The Portfolio commenced operations on July 20, 2000. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.


   The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

     A. VALUATION OF INVESTMENTS. Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

        Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Portfolio's Board of Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Portfolio was more than 60 days, unless this is determined not to represent fair value by the Board of Trustees.

     B. ACCOUNTING FOR INVESTMENTS. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium amortization on the investments of the Portfolio.

     C. FEDERAL INCOME TAXES. The Portfolio is treated as a partnership for Federal Income tax purposes and its operations are conducted in such a way that it is not to be considered engaged in a U.S. trade or business for U.S. tax purposes. It is intended that the Portfolio's assets will be managed in such a way that an Investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies Accordingly, no provision for federal income taxes is necessary.

April 30, 2002 (unaudited)


     D. SWAP AGREEMENT. The Portfolio may enter into swap agreements. A swap is an exchange of cash payments between the Portfolio and another party which is based on a specific financial index. Cash payments are exchanged at specified intervals and the expected income or expense is recorded on an accrual basis. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counter parties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Portfolio may use swaps for both hedging and non-hedging purposes. For hedging purposes, the Portfolio may use swaps to reduce its exposure to interest and foreign exchange rate fluctuations. For non-hedging purposes, the Portfolio may use swaps to take a position on anticipated changes in the underlying financial index.

     E. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Portfolio may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Portfolio has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Portfolio are determined using forward currency exchange rates supplied by a quotation service.

2. TRANSACTIONS WITH AFFILIATES.

   INVESTMENT ADVISORY FEES. The Portfolio has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee calculated and paid monthly at an annual rate equivalent to 0.30% of the Portfolio's average daily net assets.

   ADMINISTRATIVE FEES. The Portfolio has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which it pays BBHTC a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. BBHTC has a sub-administration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to BBHTC. For the six months ended April 30, 2002, the Portfolio incurred $48,603 for administrative services.

   CUSTODY FEES. The Portfolio has a custody agreement with BBH for which BBH receives a fee calculated and paid monthly. Custody fees for the Portfolio were reduced by $6,391 result of an expense offset arrangement with the Portfolio's custodian.

   EXPENSE PAYMENT FEE. BBHTC pays certain expenses of the Portfolio and receives a fee from the Portfolio, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 0.40% of the Portfolio's average daily net assets. For the six months ended April 30, 2002, BBHTC incurred $599,402 in expenses, including investment advisory fees of $416,601 and custody fees of $89,815 half of the Portfolio. The expense reimbursement agreement will terminate when the aggregate amount of fees received by BBHTC thereunder equals the aggregate amount of expenses paid by BBHTC.

3. INVESTMENT TRANSACTIONS. For the six months ended April 30, 2002, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $567,736,394 and $574,923,372, respectively.

4. FINANCIAL FUTURES CONTRACTS. As of April 30, 2002, the Portfolio held open futures contracts. The contractual amount of the futures contracts represents the investment the Portfolio has in a particular contract and does not necessarily represent the amounts potentially subject to risk. The measurement of risk associated with futures contracts is meaningful only when all related and offsetting transactions are considered. A summary of obligations under open futures contracts at April 30, 2002, is as follows:

                                                                                  UNREALIZED
                                                             BASE CONTRACT      APPRECIATION
POSITION    EXPIRATION DATE       CONTRACTS       BOND           VALUE        (DEPRECIATION)
--------    ---------------       ---------       ----       -------------    --------------
Long        June 21, 2002            100       US Treasury    $10,228,125        $(17,969)
Short       June 21, 2002            250       US Treasury     26,394,531         (42,969)
                                                                                 --------
                                                                                 $(60,938)
                                                                                 ========

As of April 30, 2002 the Portfolio had segregated sufficient cash and/or securities to cover the initial margin requirements on open futures contracts.

April 30, 2002 (unaudited)

5. SWAP AGREEMENT. At April 30, 2002, the Portfolio had the following open swap agreement.

                                                                                   UNREALIZED
NOTIONAL                                                                          APPRECIATION
AMOUNT               DESCRIPTION                                                 (DEPRECIATION)
------               -----------                                                 --------------
$10,000,000          Agreement with Merrill Lynch terminating
                     December 1, 2002 to pay 1/12th 3 month LIBOR plus
                     1.75% monthly and to receive
                     the return on the High Yield Index monthly.                    $101,649

$5,000,000           Agreement with Merrill Lynch terminating
                     July 30 2002 to pay 1/12th 3 month LIBOR plus
                     1.25% monthly and to receive the return
                     on the Merrill Lynch High Yield Master Index
                     monthly.                                                         53,272

$5,000,000           Agreement with Merrill Lynch terminating
                     July 3, 2002 to pay 1/12th 3 month LIBOR plus
                     1.00% monthly and to receive the
                     return on the Merrill Lynch High Yield Master
                     Index monthly.                                                   54,245
                                                                                    --------
                                                                                    $209,166
                                                                                    ========

LIBOR - LONDON INTERBANK OFFER RATE

6. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. At April 30, 2002, the Portfolio had the following open forward foreign exchange currency contracts.

                                                                                   UNREALIZED
                                CONTRACTS TO             DELIVERY                 APPRECIATION
CURRENCY                           DELIVER                 DATE                  (DEPRECIATION)
--------                        ------------             --------                --------------
CAD                              14,996,066               5/15/02                   (11,575)

CAD - CANADIAN DOLLAR

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
59 WALL STREET
NEW YORK, NEW YORK 10005

DISTRIBUTOR
59 WALL STREET DISTRIBUTORS, INC.
21 MILK STREET
BOSTON, MASSACHUSETTS 02109

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
59 WALL STREET
NEW YORK, NEW YORK 10005
(800) 625-5759


TO OBTAIN INFORMATION OR MAKE SHAREHOLDER INQUIRIES:
By telephone:                             Call 1-800-576-1265
By E-mail send your request to:           bbhfunds@bbh.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.



                                           BROWN -
                                           BROTHERS
                                           HARRIMAN